787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 1, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Funds II
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Funds II, (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the BlackRock Low Duration Bond Portfolio, a series of the Registrant, of all of the assets of the BlackRock Short-Term Bond Fund, a series of BlackRock Short-Term Bond Series, Inc., in exchange for the assumption by the BlackRock Low Duration Bond Portfolio of certain stated liabilities and Investor A, Investor B3, Investor C, Investor C3, Institutional and Class R Shares of the Registrant.

Pursuant to Rule 488, the Registration Statement designates an effective date of May 1, 2011. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8294.

Sincerely,

/s/ Maria Gattuso

Maria Gattuso

Enclosures

cc: Aaron Wasserman, Esq., BlackRock Advisors, LLC

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